Unaudited condensed consolidated statement of changes in shareholders' equity - USD ($)	Share capital	Additional paid-in capital	Treasury Shares	Other Reserves	Retained Earnings	Total
Beginning Balance at Dec. 31, 2023	$ 32,890	$ 121,064,014	$ (4,583,929)	$ (29,908)	$ 291,649,081	$ 408,132,148
Beginning Balance (in shares) at Dec. 31, 2023	32,194,108
Profit for the period					81,122,288	81,122,288
Capital distribution		(56,661,629)				(56,661,629)
Ending Balance at Jun. 30, 2024	$ 32,890	64,402,385	(4,583,929)	(29,908)	372,771,369	432,592,807
Ending Balance (in shares) at Jun. 30, 2024	32,194,108
Beginning Balance at Dec. 31, 2024	$ 32,890	14,501,517	(4,583,929)	(35,913)	400,512,351	410,426,916
Beginning Balance (in shares) at Dec. 31, 2024	32,194,108
Profit for the period					39,442,842	39,442,842
Dividends ($0.67 per share)					(21,570,052)	(21,570,052)
Ending Balance at Jun. 30, 2025	$ 32,890	$ 14,501,517	$ (4,583,929)	$ (35,913)	$ 418,385,141	$ 428,299,706
Ending Balance (in shares) at Jun. 30, 2025	32,194,108